Fair Value Measurements - Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Earnout liability	$ 1,060,000	$ 0
Fair Value, Inputs, Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Warrant liability	32,017	0
Fair Value, Inputs, Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Earnout liability	1,060,000	0
Derivative liability	2,137,800	0
Certificate of deposit | Fair Value, Inputs, Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Certificate of deposit	$ 20,000	$ 20,000